Preferred Shares and Shareholders' Deficit	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Preferred Shares and Shareholders' Deficit

NOTE 11:- PREFERRED SHARES AND SHAREHOLDERS’ DEFICIT

a.	Composition of share capital:

	December 31, 2020		December 31, 2019
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary Shares of $0.0001 par value each	2,001,000	1,000,000	1,500,000	1,000,000

Preferred A shares of $0.0001 par value each	500,000	500,000	500,000	500,000
Preferred A-1 shares of $0.0001 par value each	1,000	1,000	-	-
Preferred B shares of $0.0001 par value each	145,000	130,180	-	-
Preferred B-1 shares of $0.0001 par value each	103,000	102,093	-	-

	749,000	733,273	500,000	500,000

Share split:

On December 31, 2019, before the Restructuring, the sole stockholder of the Company, Qnergy Ltd., resolved to approve a share split, following which each Ordinary share of the company of $0.01 par value each was converted into 100 Ordinary shares of $0.0001 par value each.

On March 20, 2020, the BOD of the Company resolved to authorize the following new class of shares of the Company: 1,000 Preferred A-1 shares of $0.0001 par value each (“Preferred A-1 shares”), 145,000 Preferred B shares of $0.0001 par value each (“Preferred B shares”) and 103,000 Preferred B-1 shares of $0.0001 par value each (“Preferred B-1 shares”), while each shall have the respective rights, privileges and restrictions as set forth in the restated certificate of incorporation of the Company (the “Restated certificate”).

b.	Issuance of shares:

On April 1, 2020, the Company entered into a share purchase agreement with a new investor (the “2020 SPA”). Accordingly, the Company issued to the new investor 130,180 Preferred B shares for a total consideration of $5,920 net of issuance costs of $80. Upon completion of the 2020 SPA, the Shareholders’ loan in the total amount of $6,257 and the Shareholders’ Convertible Loans in the total amount of $4,706, as described in Notes 9a and 9b, were converted into 1,000 Preferred A-1 shares and 102,093 Preferred B-1 shares, respectively.

c.	Main rights accompanying the shares:

Ordinary shares are entitled to receive dividends and liquidation proceeds, entitled to vote and appoint directors and bear protective provisions, right of first refusal, co sale rights and registration rights.

The holders of the Preferred Shares have the following rights:

Distribution rights - Upon (i) liquidation, (ii) deemed liquidation, such as merger, sale of all or substantially all of the shares and assets and (iii) dividend allocation, the Preferred B and B-1 shares holders shall have 1.75X preference (of their respective original issue price) less any dividends previously paid thereon (the aggregate amount which a holder of a Preferred B share or Preferred B-1 share is entitled to receive is hereinafter referred to together as the “Series B Preferential Payment Amount”). After payment in full to the holders of Preferred B shares, the Preferred A-1 shares holders shall have 1X preference (of their respective original issue price) less any dividends previously paid thereon. After payment in full to the holders of Preferred B, B-1 and A-1 shares, the Preferred A shares holders shall have 1.5X preference (of their respective original issue price) less any dividends previously paid thereon. After the payment in full of all liquidation rights to holders of preferred and Ordinary Shares (as set forth above), the remaining assets of the Company available for distribution to its shareholders (or, in the case of a deemed liquidation event, the consideration not payable to the holders of shares of Preferred B shares, Preferred B-1 shares, Preferred A-1 shares, Preferred A shares and Ordinary Shares, or the remaining Available Proceeds, as the case may be), shall be distributed among the holders of the shares of Preferred B shares, Preferred B-1 shares, Preferred A shares and Ordinary Shares, pro rata based on the number of shares held by each such holder, treating for this purpose all shares of Preferred Shares (other than Preferred A-1 shares) as if they had been converted to Ordinary Shares pursuant to the terms of the amended and restated certificate of incorporation of the Company immediately prior to a distribution event.

Conversion rights - Each share of Preferred A, B and B-1 shares shall be convertible, at the option of the holder thereof, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into such number of fully paid and non-assessable shares of Ordinary Shares as is determined by dividing the Preferred A, B or B-1 shares original issue price by the its respective conversion price in effect at the time of conversion (which shall initially be equal to the series’ original issue price). In the event of a liquidation, dissolution or winding up of the Company or a deemed liquidation event, the Conversion rights shall terminate.

The Preferred A-1 shares shall not be convertible to Ordinary Shares; in the event all shares of Preferred Shares (other than the Preferred A-1 shares) are converted into Ordinary Shares, then (i) in the event the conversion is made in connection with an IPO, then the Company shall redeem all Preferred A-1 shares by paying to the holders thereof $7,500 (an amount equal to the Preferred A-1 shares’ preferential payment amount); and (ii) in all other cases, the Preferred A-1 shares shall remain outstanding until the Preferred A-1 shares preferential payment amount, as defined in the certificate of incorporation, shall have been made.

c.	Main rights accompanying the shares: (Cont.)

The following table sets forth the aggregate liquidation preference balance as of December 31, 2020 and 2019:

	December 31,
	2020	2019

Preferred A shares	$30,000	$20,000
Preferred A-1 shares	7,500	-
Preferred B shares	10,500	-
Preferred B-1 shares	7,000	-

	$55,000	$20,000

Voting rights - Each holder of outstanding shares of Preferred A, B and B-1 shares shall be entitled to cast the number of votes equal to the number of whole shares of Ordinary Shares into which the shares of Preferred A, B and B-1 shares held by such holder are convertible. Series A-1 has no voting rights.

Redemption - In the event that the Company receives an offer from a third party to purchase the Company at a valuation of at least $100,000 and the BOD declines such offer substantially based on the suggested valuation, then following such decline, at the written request of the holders of at least a majority of the then outstanding Preferred B shares and Preferred B-1 shares (voting as one class) (the “Requisite Holders”), the Preferred B shares and Preferred B-1 shares shall be redeemed by the Company at a price equal to the Series B Preferential Payment Amount per each such share (the “Redemption Price”), in three equal annual installments commencing not more than sixty days after receipt by the Company of such written notice from the Requisite Holders (the “Redemption Request”). For Preferred A-1 shares redemption rights see above. Preferred A shares have no redemption right.

Classification of Preferred Shares - The deemed liquidation preference provisions of the Preferred Shares are considered as a contingent redemption provisions that are not solely within the Company’s control. Accordingly, the Preferred Shares have been presented outside of permanent equity in the mezzanine section of the balance sheets.

d.	Capital Notes Agreements:

As of December 31, 2019, the Company had several capital notes agreements with Qnergy Ltd. in the total amount of $35,645. According to the agreements, the capital notes were payable within than 5 years from the date of the agreements and bared no interest (all together - the “Capital Notes Agreements”).

On December 31, 2019, as part of the Restructuring (as describe in Note 1a), the Company signed on a conversion agreement with Qnergy Ltd. for the full settlement and repayment of the Capital Notes Agreements as follows:

1)	An amount of $9,484 was repaid through the assignment of the Shareholders’ Loan and Shareholders’ Convertible Loan from Qnergy Ltd. to the Company (See Note 9); and

2)	The remaining amount of $26,161 was converted into 900,000 Ordinary shares and 500,000 Preferred A shares of the Company.

e.	Share-based compensation:

On June 21, 2015, Qnergy Ltd.’s BOD approved an employee Share Option Plan (the “2015 ESOP”), pursuant to which directors, officers, employees and service providers may be granted options to purchase Qnergy Ltd.’s Ordinary shares of $0.0001 par value each (“Ltd’s shares”), if certain conditions are met.

The contractual life of the options under the 2015 ESOP, if vested, is ten years from the grant date. In the event of termination of grantees employment or of the services given to the Company, all options granted to, which are vested and exercisable at the time of such termination, may, unless earlier terminated in accordance with a specific agreement, be exercised within three months after the date of such termination. On the date of termination, all unvested options shall expire.

On July 9, 2019, Qnergy Ltd. granted options to purchase 15,000 out of Qnergy Ltd.’s Ordinary shares at an exercise price of $40 per share to the chief executive officer (“CEO”) of the Company. The options vest over 4 years in four equal annual installments on the anniversaries of the grant. The fair value of the options at the date of grant was set at $43 (See Note 2q).

Below is data of options granted to employees:

	Year Ended December 31,
	2020		2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Options outstanding at beginning of the year	46,750	$33.64	31,750	$30.63
Options granted	-	-	15,000	40.00
Options expired and forfeited	(1,250)	40.00	-	-

Total options outstanding at end of the year	45,500	33.46	46,750	33.64

Options exercisable at the end of the year	33,000	$30.98	29,125	$29.79

The weighted average remaining contractual life of the options outstanding was 6.14 and 7.1 years as of December 31, 2020 and 2019, respectively.

The range of exercise prices of options outstanding as of December 31, 2020 and 2019, was $23.00 - $40.00.